PREPAID EXPENSES AND OTHER LONG-TERM ASSETS - Schedule of Other Long-Term Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Assets, Noncurrent Disclosure [Abstract]
Deferred commission costs	$ 138,861	$ 138,343
Severance pay fund	11,967	13,180
Prepaid expenses	74,819	66,882
Other	5,849	6,039
Prepaid expenses and other long-term assets	$ 231,496	$ 224,445